4. Other Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Investments [Abstract]
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	$ 4,525	$ 4,460
Certificates of Deposits	$ 2,242	$ 250